Provisions, Contingent Liabilities, Commitments, Guarantees, Pledged Assets, and Collateral - Summary of Credit Instruments (Detail) - CAD ($) $ in Millions	Oct. 31, 2019	Oct. 31, 2018
Disclosure of credit risk exposure [line items]
Maximum amount of additional credit to be obligated by bank	$ 233,840	$ 210,804
Financial and performance standby letters of credit [member]
Disclosure of credit risk exposure [line items]
Maximum amount of additional credit to be obligated by bank	26,887	26,431
Documentary and commercial letters of credit [member]
Disclosure of credit risk exposure [line items]
Maximum amount of additional credit to be obligated by bank	107	197
Commitments to extend credit [member] | Within 1 year [member]
Disclosure of credit risk exposure [line items]
Maximum amount of additional credit to be obligated by bank	56,676	50,028
Commitments to extend credit [member] | Later than 1 year [member]
Disclosure of credit risk exposure [line items]
Maximum amount of additional credit to be obligated by bank	$ 150,170	$ 134,148